UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3081

DREYFUS APPRECIATION FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/06

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FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2006 (Unaudited)

Common Stocks--100.4%	Shares	Value ($)

Consumer Discretionary--9.6%
CBS, Cl. B	350,000	8,393,000
Home Depot	1,200,000	50,760,000
McDonald's	1,175,000	40,373,000
McGraw-Hill Cos.	2,200,000	126,764,000
News, Cl. A	5,546,708	92,130,820
News, Cl. B	240,000 a	4,214,400
Target	950,000	49,409,500
Time Warner	647,500	10,871,525
Viacom, Cl. B	340,000 b	13,192,000
		396,108,245
Consumer Staples--17.9%
Altria Group	3,655,000	258,993,300
Christian Dior	550,000 a	54,867,334
Colgate-Palmolive	480,000	27,408,000
Estee Lauder Cos., Cl. A	1,000,000	37,190,000
Procter & Gamble	2,600,000	149,812,000
Wal-Mart Stores	1,800,000	85,032,000
Walgreen	2,850,000	122,920,500
		736,223,134
Energy--20.4%
BP, ADR	2,000,000	137,880,000
Chevron	2,600,000	150,722,000
ConocoPhillips	1,950,000	123,142,500
Exxon Mobil	4,359,598	265,325,134
Occidental Petroleum	500,000	46,325,000
Royal Dutch Shell, Cl. A, ADR	720,000	44,827,200
Total, ADR	575,000	75,744,750
		843,966,584
Financial--17.8%
American Express	1,500,000	78,825,000
American International Group	750,000	49,567,500
Ameriprise Financial	550,000	24,783,000
Bank of America	1,920,000	87,436,800
Berkshire Hathaway, Cl. A	400 b	36,140,000
Citigroup	3,590,333	169,607,331
HSBC Holdings, ADR	800,000 a	67,024,000
JPMorgan Chase & Co.	2,180,000	90,775,200
Merrill Lynch & Co.	1,050,000	82,698,000
SunTrust Banks	650,000	47,294,000
		734,150,831
Food & Beverages--10.6%
Anheuser-Busch Cos.	1,000,000	42,770,000
Coca-Cola	3,140,000	131,471,800
Nestle, ADR	1,250,000	92,722,150
PepsiCo	2,050,000	118,469,500
Sysco	750,000	24,037,500
Whole Foods Market	400,000	26,576,000
		436,046,950
Health Care--9.8%
Abbott Laboratories	1,300,000	55,211,000
Eli Lilly & Co.	800,000	44,240,000

Johnson & Johnson	2,000,000	118,440,000
Merck & Co.	500,000	17,615,000
Pfizer	3,300,000	82,236,000
Roche Holding, ADR	600,000	44,644,637
UnitedHealth Group	750,000	41,895,000
		404,281,637
Industrial--8.4%
Emerson Electric	900,000	75,267,000
General Electric	5,450,000	189,551,000
Praxair	600,000 a	33,090,000
United Parcel Service, Cl. B	600,000	47,628,000
		345,536,000
Information Technology--5.9%
Automatic Data Processing	700,000	31,976,000
Intel	7,450,000	144,157,500
Microsoft	2,400,000	65,304,000
		241,437,500
Total Common Stocks
(cost $2,922,864,966)		4,137,750,881

Investment of Cash Collateral for
Securities Loaned--.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $38,371,502)	38,371,502 [c]	38,371,502

Total Investments (cost $2,961,236,468)	101.3%	4,176,122,383
Liabilities, Less Cash and Receivables	(1.3%)	(55,538,160)
Net Assets	100.0%	4,120,584,223

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan
	is $36,887,212 and the total market value of the collateral held by the fund is $38,371,502.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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